Trade and Other Payables - Summary of Trade and Other Current Payables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	¥ 3,085,206	$ 487,996	¥ 3,348,163
Joint ventures [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	28,400	4,500	105,600
Associates [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	5,400	900	12,900
Other related parties [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	¥ 237,600	$ 37,600	¥ 249,000